LEASE LIABILITES	12 Months Ended
Dec. 31, 2023
Lease Liabilites
LEASE LIABILITES

13. LEASE LIABILITES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 11.7% to 13.3%.

Total
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange	3,464
Balance at December 31, 2023	$790,023

Which consists of:

	December 31, 2023	December 31, 2022
Current lease liability	$362,001	$133,962
Non-current lease liability	428,022	244,681
Ending balance	$790,023	$378,643

Maturity analysis	December 31, 2023	December 31, 2022
Less than one year	$429,948	$147,340
One to three years	355,879	209,078
Four to five years	141,519	83,850
Total undiscounted lease liabilities	927,346	440,268
Amount representing interest	(137,323)	(61,625)
	$790,023	$378,643

Variable lease payments of $43,542 (2022 - $22,539) have been recognized in profit and loss.

Draganfly Inc.

Amended and Restated Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars